SEMI-ANNUAL REPORT

                            The Thurlow Growth Fund

                               DECEMBER 31, 1998


                               TABLE OF CONTENTS

                                                          Page
Shareholder Letter.......................................  1
Statement of Assets and Liabilities......................  2
Statement of Operations..................................  3
Statement of Changes in Net Assets.......................  4
Financial Highlights.....................................  5
Schedule of Investments..................................  6
Notes to the Financial Statements........................  9


LETTER TO SHAREHOLDERS
February 10, 1999

Dear Shareholders,

The Thurlow Growth Fund is an aggressive growth mutual fund that seeks to beat its peers in strong markets, and to be defensive and limit our losses in weak markets. During the second half of 1998, Thurlow Growth Fund proved the wisdom of this approach in completing a banner year for Thurlow Growth--our first full-year. The total return for the Thurlow Growth Fund in 1998 was 43.3%.

This return compares to 1998 returns of 15.3% for the Dow Jones Industrial Average, 26.1% for the Standard & Poor's 500 Index, and 38.6% for the NASDAQ Composite Index. I am especially proud of the fact that in a difficult year like 1998, Thurlow Growth more than doubled, and almost tripled a conservative index of stocks like the Dow Jones Industrial Average.

In addition, Thurlow Growth Fund beat the Standard & Poor's 500 Index. Only 10% of all mutual funds can consistently beat the Standard & Poor's 500 Index, and in 1998 the Thurlow Growth Fund beat the S&P Index by a wide margin.

1998 was a very rocky year, and many mutual funds had a difficult time even matching the Standard & Poor's 500 Index. Indeed, the typical stock in the broader market, as tracked by the Value Line Arithmatic Index, still has not topped the high that it made in April, 1998.

Going into our second full year, the money invested in the Thurlow Growth Fund is becoming less dominated by the money invested from relatives and friends who encouraged me to begin this mutual fund, and more towards members of the investing public who have noticed our returns as published in the financial press. To those new investors, I say "welcome." The reasons you have invested in the Thurlow Growth Fund are probably similar to the reasons our beginning investors joined us: when the market rallies, Thurlow Growth Fund will participate, investing in the fastest-growing companies in the strongest sectors of the market. However, when the market corrects or even crashes, Thurlow Growth Fund will sidestep or even totally remove itself from the blood-letting on Wall Street. Over a ten- or twenty-year period, that adds up to quite a good mutual fund!

Thanks you for your business and we wish you success for the remainder of 1999 and into 2000.

Sincerely,

/s/ THOMAS F. THURLOW

THOMAS F. THURLOW
Fund Manager, Thurlow Growth Fund


STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998
(Unaudited)

ASSETS:
 Investments, at value (cost $671,048)                             $814,025
 Receivable from securities sold                                     12,351
 Organizational expenses, net of accumulated amortization            19,019
 Receivable from Adviser                                              9,692
 Dividend and interest receivable                                       499
 Prepaid expenses                                                     5,168
                                                                  ---------
     Total assets                                                   860,754
                                                                  ---------

LIABILITIES:
 Payable for securities purchased                                    10,512
 Accrued expenses and other liabilities                              35,935
                                                                  ---------
     Total liabilities                                               46,447
                                                                  ---------

NET ASSETS                                                         $814,307
                                                                  ---------
                                                                  ---------

NET ASSETS CONSIST OF:
 Capital stock                                                     $593,842
 Accumulated undistributed net investment income                        215
 Accumulated undistributed net realized gain on investments          77,273
 Net unrealized appreciation on investments                         142,977
                                                                  ---------
     Total Net Assets                                              $814,307
                                                                  ---------
                                                                  ---------

 Shares outstanding
     (500 million shares authorized, $ 0.0001 par value)             65,806

 Net Asset Value, Redemption Price and Offering Price Per Share      $12.37
                                                                  ---------
                                                                  ---------

                     See Notes to the Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998
(Unaudited)

INVESTMENT INCOME:
 Dividend income                                                       $253
 Interest income                                                      3,627
                                                                  ---------
     Total investment income                                          3,880
                                                                  ---------

EXPENSES:
 Investment advisory fees                                             3,454
 Administration fees                                                 14,419
 Shareholder servicing and accounting costs                          25,860
 Distribution fees                                                      691
 Custody fees                                                         9,770
 Federal and state registration                                       1,396
 Professional fees                                                    6,706
 Reports to shareholders                                              3,786
 Amortization of organizational expenses                              2,652
 Other                                                                  503
                                                                  ---------
     Total expenses                                                  69,237
 Less:  Waiver of expenses and reimbursement from Adviser           (63,849)
                                                                  ---------
     Net expenses                                                     5,388
                                                                  ---------

NET INVESTMENT LOSS                                                  (1,508)
                                                                  ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                                   141,435
 Change in unrealized appreciation on investments                    98,935
                                                                  ---------
     Net realized and unrealized gain on investments                240,370
                                                                  ---------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                         $238,862
                                                                  ---------
                                                                  ---------

                See Notes to the Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                 August 8, 1997
                                               Six Months Ended       1<F1>
                                              December 31, 1998      through
                                                 (Unaudited)      June 30, 1998
                                                  ----------     --------------
OPERATIONS:
 Net investment loss                               ($1,508)         ($3,564)
 Net realized gain (loss) on investments           141,435          (64,162)
 Change in unrealized appreciation
   on investments                                   98,935           44,042
                                                  --------         --------
     Net increase (decrease) in net assets
       from operations                             238,862          (23,684)
                                                  --------         --------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                         223,911          467,476
 Cost of shares redeemed                           (81,476)         (10,782)
                                                  --------         --------
     Net increase in net assets from
       capital share transactions                  142,435          456,694
                                                  --------         --------

TOTAL INCREASE IN NET ASSETS                       381,297          433,010
                                                  --------         --------

NET ASSETS:
 Beginning of period                               433,010                0
                                                  --------         --------

 End of period (including
   undistributed net investment
     income of $215 and $0, respectively)         $814,307         $433,010
                                                  --------         --------
                                                  --------         --------
CHANGES IN SHARES OUTSTANDING:
 Shares sold                                        26,060           48,806
 Shares redeemed                                    (7,865)          (1,195)
                                                  --------         --------
     Net increase in shares outstanding             18,195           47,611
                                                  --------         --------
                                                  --------         --------
  1<F1> Commencement of Operations

                     See Notes to the Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                 August 8, 1997
                                               Six Months Ended       1<F2>
                                              December 31, 1998      through
                                                 (Unaudited)      June 30, 1998
                                                  ----------     --------------

PER SHARE DATA:
 NET ASSET VALUE, BEGINNING OF PERIOD                $9.09           $10.00
                                                  --------         --------

 GAIN (LOSS) FROM INVESTMENT OPERATIONS:
     Net investment loss 4<F5>                       (0.02)          (0.07)
     Net realized and unrealized
       gain (loss) on investments                     3.30           (0.84)
                                                  --------         --------
        Total gain (loss) from
           investment operations                      3.28           (0.91)
                                                  --------         --------
 NET ASSET VALUE, END OF PERIOD                     $12.37           $9.09
                                                  --------         --------
                                                  --------         --------

TOTAL RETURN 2<F3>                                  36.08%           (9.10%)

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period                        $814,307         $433,010
 Ratio of net expenses to
   average net assets:3<F4>
     Before expense reimbursement                   25.06%           39.47%
     After expense reimbursement                     1.95%            1.95%
 Ratio of net investment
   income to average net assets:3<F4>
     Before expense reimbursement                  (23.65%)         (38.75%)
     After expense reimbursement                    (0.54%)          (1.23%)
 Portfolio turnover rate                           425.04%          408.62%

1<F2> Commencement of Operations.
2<F3> Not annualized.
3<F4> Annualized.
4<F5> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.

                     See Notes to the Financial Statements.


SCHEDULE OF INVESTMENTS - December 31, 1998 (Unaudited)

SHARES                                                                  VALUE
------                                                                  -----
          COMMON STOCKS - 99.0%

          COMMERCIAL SERVICES- MISCELLANEOUS- 2.4%
     500  MedQuist Inc.*<F6>                                          $19,750
                                                                    ---------
          COMMERCIAL SERVICES- SECURITY/SAFETY- 2.6%
     500  Macrovision Corporation*<F6>                                 21,125
                                                                    ---------
          COMPUTER- INTEGRATED SYSTEMS- 1.7%
     400  Unisys Corporation*<F6>                                      13,775
                                                                    ---------
          COMPUTER- MEMORY DEVICES- 0.7%
     800  Iomega Corporation*<F6>                                       5,850
                                                                    ---------
          COMPUTER- LOCAL NETWORKS- 5.6%
     300  Cisco Systems, Inc.*<F6>                                     27,843
     400  3COM Corporation*<F6>                                        17,925
                                                                    ---------
                                                                       45,768
                                                                    ---------
          COMPUTER- PERIPHERAL  EQUIPMENT- 2.6%
     100  Adaptec, Inc.*<F6>                                            1,756
     400  American Power Conversion Corporation*<F6>                   19,375
                                                                    ---------
                                                                       21,131
                                                                    ---------
          COMPUTER- SERVICES- 1.6%
     200  International Network Services*<F6>                          13,300
                                                                    ---------
          COMPUTER SOFTWARE- DESKTOP- 3.4%
     200  Microsoft Corporation*<F6>                                   27,738
                                                                    ---------
          COMPUTER SOFTWARE- ENTERPRISE- 4.3%
     500  Legato Systems, Inc.*<F6>                                    32,968
     100  Saville Systems PLC - ADR*<F6>                                1,900
                                                                    ---------
                                                                       34,868
                                                                    ---------
          ELECTRONIC PRODUCTS- MISCELLANEOUS- 0.3%
     100  Power Integrations, Inc.*<F6>                                 2,506
                                                                    ---------
          ELECTRONICS- SEMICONDUCTOR EQUIPMENT- 1.1%
     200  Applied Materials, Inc.*<F6>                                  8,538
                                                                    ---------
          ELECTRONICS- SEMICONDUCTOR MANUFACTURING- 24.4%
     500  Altera Corporation*<F6>                                      30,438
     200  Broadcom Corporation*<F6>                                    24,150
     200  Intel Corporation*<F6>                                       23,713
     200  PMC- Sierra, Inc.*<F6>                                       12,625
     500  Micrel, Inc.*<F6>                                            27,500
     100  Rambus Inc.*<F6>                                              9,625
     400  SDL, Inc.*<F6>                                               15,850
     100  Texas Instruments                                             8,556
     600  TranSwitch Corporation*<F6>                                  23,363
     500  Vitesse Semiconductor Corporation*<F6>                       22,813
                                                                    ---------
                                                                      198,633
                                                                    ---------
          INTERNET- E- COMMERCE- 7.3%
     200  Cyberian Outpost, Inc.*<F6>                                   5,500
     700  Egghead.com, Inc.*<F6>                                       14,568
     500  E*TRADE Group, Inc.*<F6>                                     23,390
     400  ONSALE, Inc.*<F6>                                            16,025
                                                                    ---------
                                                                       59,483
                                                                    ---------
          INTERNET- ISP/CONTENT- 21.7%
     200  America Online, Inc.*<F6>                                    32,000
     500  At Home Corporation - Ser A*<F6>                             37,125
     200  go2net, Inc.*<F6>                                             7,075
     300  Lycos, Inc.*<F6>                                             16,668
     200  MindSpring Enterprises, Inc.*<F6>                            12,213
     400  Netscape Communications Corporation*<F6>                     24,300
     200  Yahoo! Inc.*<F6>                                             47,388
                                                                    ---------
                                                                      176,769
                                                                    ---------
          INTERNET- NETWORK SECURITY/SOLUTIONS- 3.2%
     200  Inktomi Corporation*<F6>                                     25,875
                                                                    ---------
          MEDICAL- BIOMEDICAL/GENETICS- 7.3%
     200  Biogen, Inc.*<F6>                                            16,600
     500  Chiron Corporation*<F6>                                      13,093
     600  Genzyme Corporation*<F6>                                     29,850
      64  Genzyme Molecular Oncology*<F6>                                 208
                                                                    ---------
                                                                       59,751
                                                                    ---------
          RETAIL- APPAREL/SHOE 1.7%
     200  Abercrombie & Fitch Corporation*<F6>                         14,150
                                                                    ---------
          RETAIL- RESTURANTS- 3.5%
     500  Starbucks Corporation*<F6>                                   28,063
                                                                    ---------
          RETAIL- WHOLESALE/OFFICE SUPPLIES- 1.1%
     200  Staples, Inc.*<F6>                                            8,738
                                                                    ---------
          TELECOMMUNICATIONS SERVICES- 2.5%
     600  Metromedia Fiber Network, Inc.*<F6>                          20,100
                                                                    ---------
          TOTAL COMMON STOCKS (Cost of $662,839)                      805,911
                                                                    ---------
CONTRACTS (100 SHARES PER CONTRACT)

          CALL OPTIONS PURCHASED - 0.6%

      10  Egghead.com, Inc.
            Expiring March 1999
            Expiring Price $20.00                                       5,000
                                                                    ---------
          TOTAL CALL OPTIONS PURCHASED (Cost of $5,095)                 5,000
                                                                    ---------

          SHORT-TERM INVESTMENTS - 0.4%

Principal
 Amount
 ------
          VARIABLE RATE DEMAND NOTES **<F7> - 0.4%
  $3,114  Wisconsin Corporate Central Credit Union, 5.2987%             3,114
                                                                    ---------
          TOTAL SHORT-TERM INVESTMENTS (Cost of $3,114)                 3,114
                                                                    ---------
          TOTAL INVESTMENTS - 100.0% (Cost of $671,048)               814,025
                                                                    ---------
          Other Assets in Excess of Liabilities - 0.0%                    282
                                                                    ---------
          TOTAL NET ASSETS - 100.0%                                  $814,307
                                                                    ---------
                                                                    ---------

     *<F6> Non-income producing security.
    **<F7> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements.


NOTES TO THE FINANCIAL STATEMENTS

December 31, 1998
(Unaudited)

1.  ORGANIZATION

 The Thurlow Funds, Inc. (the "Company") was incorporated under the laws of Maryland on April 30, 1997, and is registered as a no-load, open-end, diversified management investment company under the Investment Company Act of 1940. The Company presently consists of one diversified investment portfolio, The Thurlow Growth Fund (the "Fund"). The principal investment objective of the Fund is capital appreciation, with current income as a secondary objective. The Fund commenced operations on August 8, 1997.

 The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,399, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

 a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices. Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.
   Debt securities which will mature in more than 60 days will be valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors.

 b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investement companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

 c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of the Fund's net realized capital gains, if any, will be declared at least annually.

 d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.  INVESTMENT TRANSACTIONS

 The aggregate purchases and sales of investments, excluding short-term investments and U.S. Government Securities, by the Fund for the period July 1, 1998 through December 31, 1998, were $1,805,681 and $1,544,912, respectively. Purchases and sales of long-term U.S. Government securities for the period were $152,152 and $157,875, respectively.

 At December 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

 Appreciation             $ 151,614
  (Depreciation)            (11,939)
                           --------
   Net appreciation
      on investments      $ 139,675
                           --------
                           --------

 At December 31, 1998, the cost of investments for federal income tax purposes was $674,350.

4.  INVESTMENT ADVISORY AND OTHER  AGREEMENTS

 The Fund has entered into an Investment Advisory Agreement with Thurlow Capital Management, Inc. ("Adviser"). Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets.

 Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as custodian for the Fund.

 The Fund has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of the Fund's average daily net assets.

 If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.95% of the Fund's average daily net assets, the Adviser is obligated to reimburse the Fund for the amount of such excess. Accordingly, for the period ended December 31, 1998, the Adviser was obligated to reimburse the Fund $63,849.
 At December 31, 1998, the outstanding reimbursement due from the Adviser was $9,692.

5.  INVESTMENTS IN OPTIONS

 As allowed in the Fund's prospectus the Fund purchased and sold call options. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains and losses are recognized without regard to any unrealized gains or losses on the underlying securities. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset.


                               Investment Adviser
                        Thurlow Capital Management, Inc.
                                 P.O. Box 50427
                           Palo Alto, CA  94303-0427

                     Administrator, Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                               and Transfer Agent
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   Custodian
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                    Counsel
                                Foley & Lardner
                           777 East Wisconsin Avenue
                           Milwaukee, WI  53202-5367

                              Independent Auditors
                              Arthur Andersen LLP
                           100 East Wisconsin Avenue
                           Milwaukee, WI  53201-1215

                                   Directors
                               Thomas F. Thurlow
                                 Martina Hearn
                                Natasha L. McRee
                             Stephanie E. Rosendahl
                                 R. Clint McRee